14. EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Number of Warrants	17,797,090	15,473,398
Weighted Average Remaining Life (years)	3 years 8 months 8 days	3 years 7 months 10 days
Weighted Average Exercise Price	$ 0.454	$ 0.326
Shares Exercisable	17,797,090	15,473,398
Weighted Average Exercise Price	$ 0.454	$ 0.326
Warrant 1
Number of Warrants	13,467,286	13,870,286
Weighted Average Remaining Life (years)	3 years 3 months 7 days	4 years 14 days
Weighted Average Exercise Price	$ 0.250	$ 0.25
Shares Exercisable	13,467,286	13,870,286
Weighted Average Exercise Price	$ 0.250	$ 0.25
Warrant 2
Number of Warrants	714,286	714,286
Weighted Average Remaining Life (years)	2 years 29 days	2 years 9 months 29 days
Weighted Average Exercise Price	$ 0.700	$ 0.70
Shares Exercisable	714,286	714,286
Weighted Average Exercise Price	$ 0.700	$ 0.7
Warrant 3
Number of Warrants	882,159	882,159
Weighted Average Remaining Life (years)	2 years 4 months 13 days	3 years 1 month 13 days
Weighted Average Exercise Price	$ 1.000	$ 1.00
Shares Exercisable	882,159	882,159
Weighted Average Exercise Price	$ 1.000	$ 1.00
Warrant 4
Number of Warrants	2,713,359	6,667
Weighted Average Remaining Life (years)	4 years 8 months 27 days	3 months
Weighted Average Exercise Price		$ 30.00
Shares Exercisable	2,713,359	6,667
Weighted Average Exercise Price		$ 30.00
Warrant 4 | Minimum
Weighted Average Exercise Price	$ 1.20
Weighted Average Exercise Price	1.20
Warrant 4 | Maximum
Weighted Average Exercise Price	1.50
Weighted Average Exercise Price	$ 1.50
Warrant 5
Number of Warrants	20,000
Weighted Average Remaining Life (years)	2 years 11 months 26 days
Shares Exercisable	20,000
Warrant 5 | Minimum
Weighted Average Exercise Price	$ 2.34
Weighted Average Exercise Price	2.34
Warrant 5 | Maximum
Weighted Average Exercise Price	4.08
Weighted Average Exercise Price	$ 4.08
Warrant 6
Number of Warrants	0
Weighted Average Remaining Life (years)	0 years
Weighted Average Exercise Price	$ 0.00
Shares Exercisable	0
Weighted Average Exercise Price	$ 0.00